united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	COMMON STOCKS - 98.3%
	AEROSPACE & DEFENSE - 4.5%
3,204	General Dynamics Corp.	$ 597,258
4,587	Raytheon Co.	886,117
		1,483,375
	BANKS - 6.8%
27,664	Bank of America Corp.	779,848
11,053	SunTrust Banks, Inc.	729,719
14,987	US Bancorp	749,650
		2,259,217
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.7%
5,595	Johnson & Johnson	678,897
14,232	Merck & Co., Inc.	863,882
		1,542,779
	CHEMICALS - 4.3%
3,101	3M Company	610,029
7,367	LyondellBasell Industries N.V.	809,265
		1,419,294
	CONSUMER PRODUCTS - 4.9%
4,553	Constellation Brands, Inc.	996,515
15,011	Mondelez International, Inc.	615,451
		1,611,966
	ELECTRICAL EQUIPMENT - 2.6%
11,201	Fortive Corp.	863,709

	GAMING, LODGING & RESTAURANTS - 2.3%
13,066	Carnival Corp.	748,812

	HARDWARE - 5.9%
5,526	Apple, Inc.	1,022,918
21,441	Cisco Systems, Inc.	922,606
		1,945,524
	HEALTHCARE FACILITIES & SERVICES - 7.4%
4,404	Aetna, Inc.	808,134
9,427	CVS Health Corp.	606,627
4,209	UnitedHealth Group, Inc.	1,032,636
		2,447,397
	INSTITUTIONAL FINANCIAL SERVICES - 2.6%
8,375	Northern Trust Corp.	861,704

	INSURANCE - 2.2%
5,721	Chubb Ltd.	726,681

	MEDIA - 9.7%
480	Alphabet, Inc. - Class A *	542,011
480	Alphabet, Inc. - Class C *	535,512
26,200	Twenty-First Century Fox, Inc.	1,301,878
8,009	Walt Disney Co.	839,423
		3,218,824

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 2.8%
4,531	Thermo Fisher Scientific. Inc,	$ 938,551

	OIL, GAS & COAL - 6.3%
4,290	Concho Resources, Inc. *	593,522
6,636	EOG Resources, Inc.	825,717
38,088	Kinder Morgan, Inc.	673,015
		2,092,254
	REAL ESTATE - 2.3%
15,716	CBRE Group, Inc. *	750,282

	RETAIL - CONSUMER STAPLES - 2.3%
8,820	Wal-Mart Stores, Inc.	755,433

	RETAIL - DISCRETIONARY - 7.2%
23,123	eBay, Inc. *	838,440
3,959	The Home Depot Inc.	772,401
8,054	TJX Cos., Inc.	766,580
		2,377,421
	SEMICONDUCTORS - 5.6%
17,894	Micron Technology, Inc. *	938,361
8,363	Texas Instruments, Inc.	922,021
		1,860,382
	SOFTWARE - 1.9%
14,313	Oracle Corp.	630,631

	SPECIALTY FINANCE - 5.3%
10,103	Discover Financial Services	711,352
13,913	Fiserv, Inc. *	1,030,814
		1,742,166
	TELECOM - 1.9%
12,689	Verizon Communications, Inc.	638,384

	UTILITIES - 2.5%
11,783	American Electric Power Co., Inc.	815,973

	WASTE & ENVIRONMENTAL SERVICES & EQUIPMENT - 2.3%
10,880	Republic Services, Inc.	743,757

	TOTAL COMMON STOCKS (Cost $22,326,551)	32,474,516

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
	Shares		Value
SHORT-TERM INVESTMENT - 1.7%
MONEY MARKET FUND - 1.7%
	573,937	JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.57% **	$ 573,937
(Cost $573,937)

		TOTAL INVESTMENTS - 100.0% (Cost $22,900,488)	$ 33,048,453
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)	(10,747)
		NET ASSETS - 100.0%	$ 33,037,706

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
N.V. - Naamloze Vennootschap

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$32,474,516	$-	$-	$32,474,516
Short-Term Investment	573,937	-	-	573,937
Total	$33,048,453	$-	$-	$33,048,453

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$22,970,460	$10,300,357	$(222,364)	$10,077,993

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Shares		Value
	COMMON STOCKS - 37.6%
	AEROSPACE & DEFENSE - 1.2%
423	Harris Corp.	$61,140
177	Lockheed Martin Corp.	52,291
435	Raytheon Co.	84,033
		197,464
	APPAREL & TEXTILE PRODUCTS - 0.9%
2,268	Hanesbrands, Inc.	49,941
671	PVH Corp.	100,462
		150,403
	AUTOMOTIVE - 0.6%
557	Lear Corp.	103,496

	BANKS - 2.2%
1,244	BB&T Corp.	62,747
1,930	International Bancshares Corp.	82,604
6,347	Regions Financial Corp.	112,850
819	SunTrust Banks, Inc.	54,070
1,004	US Bancorp	50,220
		362,491
	BIOTECH & PHARMACEUTICALS - 2.1%
680	AbbVie, Inc.	63,002
399	Amgen, Inc.	73,651
636	Johnson & Johnson	77,172
1,259	Merck & Co, Inc.	76,421
1,482	Prestige Brands Holdings, Inc. *	56,879
		347,125
	CHEMICALS - 1.6%
93	Avery Dennison Corp.	9,495
1,573	Celanese Corp.	174,697
1,016	Sensient Technologies Corp.	72,695
		256,887
	COMMERCIAL SERVICES - 0.5%
1,236	Deluxe Corp.	81,836

	CONSUMER PRODUCTS - 0.4%
455	Diageo PLC - ADR	65,525

	CONTAINERS & PACKAGING - 0.1%
183	Packaging Corp of America	20,458

	DESIGN, MANUFACTURING & DISTRIBUTION - 0.5%
743	SYNNEX Corp.	71,707

	DISTRIBUTORS - CONSUMER STAPLES - 1.3%
882	Sysco Corp.	60,232
1,644	United Natural Foods, Inc. *	70,133
2,172	US Foods Holding Corp. *	82,145
		212,510
	DISTRIBUTORS - DISCRETIONARY - 0.3%
1,536	LKQ Corp. *	48,998

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
760	Belden, Inc.	46,451
807	Emerson Electric Co.	55,796
1,278	Generac Holdings, Inc. *	66,111
807	Ingersoll-Rand PLC	72,412
		240,770
	GAMING, LODGING & RESTAURANTS - 0.7%
1,170	Carnival Corp.	67,053
1,031	Starbucks Corp	50,364
		117,417

Patriot Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018
Shares		Value
	HARDWARE - 1.1%
526	Apple, Inc.	$97,368
2,030	Cisco Systems, Inc.	87,351
		184,719
	HEALTH CARE FACILITIES & SERVICES - 1.6%
2,177	Acadia Healthcare Co., Inc. *	89,061
959	PRA Health Sciences, Inc. *	89,532
322	UnitedHealth Group, Inc.	78,999
		257,592
	INDUSTRIAL SERVICES - 0.6%
2,279	HD Supply Holdings, Inc. *	97,746

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
752	Lazard Ltd.	36,780

	INSURANCE - 1.6%
1,916	Aflac, Inc.	82,426
1,020	American Financial Group, Inc.	109,477
490	Chubb Ltd.	62,240
		254,143
	IRON & STEEL - 0.1%
329	BHP Billiton Ltd. - ADR	16,453

	MACHINERY - 1.8%
508	Caterpillar, Inc.	68,920
141	Deere & Co.	19,712
1,589	Kennametal, Inc.	57,045
1,000	MSA Safety, Inc.	96,340
703	Regal Beloit Corp.	57,505
		299,522
	MEDIA - 1.4%
875	AMC Networks, Inc. *	54,425
673	Omnicom Group, Inc.	51,330
2,435	TEGNA, Inc.	26,420
898	Walt Disney Co.	94,119
		226,294
	MEDICAL EQUIPMENT & DEVICES - 0.4%
1,681	Catalent, Inc. *	70,417

	METALS & MINING - 0.0%
143	Newmont Mining Corp.	5,393

	OIL & GAS & COAL - 4.4%
250	Anadarko Petroleum Corp.	18,313
357	Apache Corp.	16,690
498	BP PLC - ADR	22,739
220	Cheniere Energy, Inc. *	14,342
574	Chevron Corp.	72,571
101	Cimarex Energy Co.	10,276
94	CNOOC Ltd. - ADR	16,097
134	Concho Resources, Inc. *	18,539
288	ConocoPhillips	20,051
97	Core Laboratories NV	12,242
200	Devon Energy Corp.	8,792
127	Diamondback Energy, Inc. *	16,709
863	Enbridge Energy Partners LP	9,433
484	Enterprise Products Partners LP	13,392
163	EOG Resources, Inc.	20,282
266	Exxon Mobil Corp.	22,006
68	Goodrich Petroleum Corp. *	841
371	Halliburton Co.	16,717
180	Helmerich & Payne, Inc.	11,477
283	Holly Energy Partners LP	7,998
451	Imperial Oil Ltd.	14,996
783	Kinder Morgan, Inc.	13,836

	Patriot Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2018
Shares		Value
	OIL & GAS & COAL - 4.4% (continued)
229	Marathon Petroleum Corp.	$16,067
1,772	Newfield Exploration Co. *	53,603
257	Occidental Petroleum Corp.	21,506
335	Oil States International, Inc. *	10,754
173	ONEOK Partners LP	12,081
72	Pioneer Natural Resources Co.	13,625
261	Royal Dutch Shell PLC - ADR	18,069
1,267	RSP Permian, Inc. *	55,773
1,340	TechnipFMC PLC *	42,532
246	TransCanada Corp.	10,627
810	Valero Energy Corp.	89,772
		722,748

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
2,276	First Industrial Realty Trust, Inc.	75,882
1,649	Hospitality Properties Trust	47,178
2,889	Kimco Realty Corp.	49,084
12,629	Retail Properties of America, Inc.	161,399
513	Weyerhaeuser Co.	18,704
		352,247
	RETAIL - CONSUMER STAPLES - 0.4%
738	Wal-Mart Stores, Inc.	63,210

	RETAIL - DISCRETIONARY - 0.5%
2,171	Macy's, Inc.	81,261

	SEMICONDUCTORS - 0.6%
1,826	Intel Corp.	90,770

	SOFTWARE - 3.0%
1,964	CA, Inc.	70,017
955	CDK Global, Inc.	62,123
933	j2 Global, Inc.	80,807
1,186	Microsoft Corp.	116,951
2,321	Open Text Corp.	81,676
939	Synopsys, Inc. *	80,350
		491,924
	SPECIALTY FINANCE - 1.3%
297	Alliance Data Systems Corp.	69,260
1,510	FNF Group.	56,806
7,032	Navient Corp.	91,627
		217,693
	TECHNOLOGY SERVICES - 1.3%
511	Automatic Data Processing, Inc.	68,546
586	MSCI, Inc.	96,942
770	Paychex, Inc.	52,630
		218,118
	TELECOM - 0.4%
1,091	Verizon Communications, Inc.	54,888

	UTILITIES - 0.8%
872	Pinnacle West Capital Corp.	70,248
2,149	PPL Corp.	61,354
		131,602

	TOTAL COMMON STOCKS (Cost $4,563,039)	6,150,607

	Patriot Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 7.7%
	EXPLORATION & PRODUCTION - 0.0%
203,000	Goodrich Petroleum Escrow * (b) (c)	0.000	10/1/2029	$-

	FINANCIAL SERVICES - 1.6%
250,000	Prospect Capital Corp.	5.875	1/15/2019	254,588

	INTERNET MEDIA - 1.2%
200,000	Web.com Group, Inc.	1.000	8/15/2018	199,984

	REFINING & MARKETING - 1.5%
130,000	Alon USA Energy, Inc.	3.000	9/15/2018	246,957

	SEMICONDUCTORS - 1.0%
150,000	Rambus, Inc.	1.125	8/15/2018	158,437

	SOFTWARE & SERVICES - 1.2%
99,000	Cornerstone OnDemand, Inc.	1.500	7/1/2018	99,247
100,000	Nuance Communications	2.750	11/1/2031	95,259
				194,506
	TRANSPORTATION & LOGISTICS - 1.2%
98,000	Navistar International Corp.	4.500	10/15/2018	98,697
108,000	Scorpio Tankers, Inc., 144A	2.375	7/1/2019	105,186
				203,883

	TOTAL CONVERTIBLE BONDS (Cost $1,080,018)			1,258,355
Shares
	EXCHANGE TRADED FUNDS - 3.9%
	CORPORATE - 1.9%
1,044	First Trust Senior Loan ETF			49,872
2,711	Highland/iBoxx Senior Loan ETF			49,042
5,000	SPDR Bloomberg Barclays High Yield Bond ETF			136,450
850	Vanguard Intermediate-Term Corporate Bond ETF			70,992
				306,356
	FIXED INCOME EMERGING MARKET - 0.5%
850	iShares JP Morgan USD Emerging Markets Bond ETF			90,755

	INDEX RELATED - 1.2%
3,800	SPDR Bloomberg Barclays Convertible Securities ETF			201,476

	MATERIALS - 0.2%
195	iShares Global Timber & Forestry ETF			15,233
543	VanEck Vectors Gold Miners ETF			12,114
				27,347
	PRECIOUS METALS - 0.1%
155	SPDR Gold Shares *			18,391

	TOTAL EXCHANGE TRADED FUNDS (Cost $615,414)			644,325

	MUTUAL FUNDS - 29.2%
	CLOSED-END FUND - 2.3%
	BANK LOANS - 2.2%
23,145	Highland Floating Rate Opportunities Fund			361,525

	PRECIOUS METALS - 0.1%
1,536	Sprott Physical Silver Trust - Trust Unit *			9,017

	OPEN-END FUNDS - 26.9%
	BLEND BROAD MARKET - 0.6%
8,131	AlphaCentric Income Opportunities Fund - Class I			100,012

	Patriot Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2018
Shares				Value
	BLEND BROAD MARKET - 25.0%
228,281	Patriot Fund - Class A #			$4,090,787

	CONVERTIBLE - 1.3%
17,505	Ascendant Deep Value Bond Fund - Class I #			215,667

	TOTAL MUTUAL FUNDS (Cost $4,076,529)			4,777,008

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-CONVERTIBLE BONDS - 13.6%
	AUTOMOBILES MANUFACTURING - 0.5%
86,000	Ford Motor Co.	6.500	8/1/2018	86,257

	CASINOS & GAMING - 0.9%
150,000	Wynn Las Vegas Capital Corp., 144a	5.500	3/1/2025	147,750

	CHEMICALS - 0.7%
110,000	The Valspar Corp.	7.250	6/15/2019	114,466

	CONSUMER FINANCE - 1.3%
210,000	American Express Credit	2.200	3/3/2020	207,295

	DEPARTMENT STORES - 0.6%
100,000	Macy's Retail Holdings, Inc.	2.875	2/15/2023	94,166

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.3%
210,000	General Electric Co.	4.625	1/7/2021	216,588

	ENTERTAINMENT CONTENT - 0.7%
115,000	Viacom, Inc.	5.625	9/15/2019	117,843

	FINANCIAL SERVICES - 0.3%
51,000	Goldman Sachs Group, Inc.	5.250	7/27/2021	53,620

	HARDWARE 2.1%
192,000	Dell, Inc.	4.625	4/1/2021	194,400
150,000	Xerox Corp.	3.500	8/20/2020	149,483
				343,883
	HEALTH CARE FACILITIES & SERVICES - 0.2%
34,000	Merck Sharp & Dohme Corp.	5.000	6/30/2019	34,777

	MASS MERCHANTS - 0.2%
35,000	Wal-Mart Stores, Inc.	4.125	2/1/2019	35,332

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.2%
36,000	Abbott Laboratories	2.350	11/22/2019	35,801

	PHARMACEUTICALS - 0.6%
100,000	Actavis Funding SCS	3.450	3/15/2022	98,483

	PIPELINES - 0.9%
70,000	Kinder Morgan, Inc.	6.500	9/15/2020	74,396
70,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	72,643
				147,039
	RETAIL - CONSUMER DISCRETIONARY - 0.6%
92,000	eBay Inc.	2.200	8/1/2019	91,257

	SOFTWARE & SERVICES - 1.3%
210,000	Equifax, Inc.	2.300	6/1/2021	202,743

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.2%
200,000	AT&T, Inc.	2.450	6/30/2020	197,070

	TOTAL NON-CONVERTIBLE BONDS (Cost $2,247,914)			2,224,370

		Patriot Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2018
Principal ($)			Coupon Rate (%)	Maturity	Value
		U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.6%
49,814	(a)	United States Treasury Inflation Indexed Bonds	1.375	1/15/2020	$50,390
272,340	(a)	United States Treasury Inflation Indexed Bonds	0.125	7/15/2022	267,897
107,364	(a)	United States Treasury Inflation Indexed Bonds	0.625	1/15/2024	107,266
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $434,925)			425,553
Shares
		WARRANT - 0.0%
584		Goodrich Petroleum Corporation (Cost $97,024) * (b)			-

		SHORT-TERM INVESTMENT- 5.9%
		MONEY MARKET FUND - 5.9%
955,404		JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.57% **			955,404
		(Cost $955,404)

		TOTAL INVESTMENTS - 100.5 (Cost $14,070,267)			$16,435,622
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(76,880)
		NET ASSETS - 100.0%			$16,358,742

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
+ Security is worth less that one US dollar.
# Affiliated Fund
LP - Limited Partnership
N.V. - Naamloze Vennootschap
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
ADR - American Depositary Receipt.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2018 144A securities amounted to $252,936 or 1.5% of net assets.
(a) Principal Amount of security is adjusted for inflation factor.
(b) Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $0 or 0.0% of net assets.
(c) Defaulted security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,150,607	$-	$-	$6,150,607
Convertible Bonds	-	1,258,355	**	1,258,355
Exchange Traded Funds	644,325	-	-	644,325
Mutual Funds	4,777,008	-	-	4,777,008
Non-Convertible Bonds	-	2,224,370	-	2,224,370
U.S. Government Treasury Obligations		425,553	-	425,553
Warrant	-	-	**	-
Short-Term Investment	955,404	-	-	955,404
Total	$12,527,344	$3,908,278	$-	$16,435,622

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of June 30, 2018:

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2018, are as follows:
	Fair Value at		Valuation
	June 30,2018		Technique	Unobservable Inputs
Patriot Balanced Fund
Convertible Bonds
Goodrich Petroleum Escrow	$-	**	Bankruptcy	Potential future cash payments

Warrant:
Goodrich Petroleum Corporation	-	**	Bankruptcy	Potential future cash payments
$-

** There is a convertible bond and a warrant, both valued at $0 at June 30, 2018.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$14,297,043	$2,461,360	$(322,781)	$2,138,579

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 8/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 8/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/2018